Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2022
Condensed financial information of the parent company
Schedule of parent company's balance sheet

	As of	As of
	September 30,	September 30,
	2022	2021
Assets
Current assets
Cash	$16,099	$8,105
Non-current assets
Investment in subsidiaries	64,114,716	65,012,468

Total assets	$64,130,815	$65,020,573

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties,	236,677	1,959,971
Accrued expenses and other current liabilities	—	381,650
Total liabilities	$236,677	$2,341,621

Commitments and contingencies

Shareholders’ equity
Class A ordinary share, no par value, unlimited number of shares authorized; 20,062,658 and 16,738,307 shares issued and outstanding as of September 30, 2022 and 2021, respectively	54,278,472	47,965,683
Class B ordinary share, no par value, unlimited number of shares authorized; 3,020,969 and 3,580,969 shares issued and outstanding as of September 30, 2022 and 2021, respectively	4,231,055	5,015,142
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	524,723	315,808
Retained earnings	2,415,349	394,556
Accumulated other comprehensive (loss) income	(6,532,472)	122,564
Total shareholders’ equity	63,782,326	62,678,952

Total liabilities and shareholders’ equity	$64,019,003	$65,020,573

Schedule of parent company's statements of income and comprehensive income

	For the fiscal years ended September 30,
	2022	2021	2020

General and administrative expenses	$(218,663)	$(438,020)	$(247,979)
Equity in earnings of subsidiaries	2,448,371	1,734,380	2,592,749
Net income	2,229,708	1,296,360	2,344,770
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	—	(975,000)	—
Net income attributable to Shareholders	2,229,708	321,360	2,344,770

Net income	2,229,708	1,296,360	2,344,770
Foreign currency translation (loss) gain	(6,655,036)	1,089,346	977,659
Comprehensive (loss) income	$(4,425,328)	$2,385,706	$3,322,429

Schedule of parent company's statements of cash flows

	For the fiscal years ended September 30,
	2022	2021	2020

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	2,229,708	1,296,360	2,344,770
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(2,448,371)	(1,734,380)	(2,592,749)
Prepaid expenses and other current assets	92,000	—	—
Accrued expenses and other current liabilities	(202,001)	—	247,979
Net cash used in operating activities	(328,664)	(438,020)	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	(3,211,899)	(38,075,908)	—
Net cash used in investing activities	(3,211,899)	(38,075,908)	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering	—	23,000,000	—
Direct costs disbursed from Initial Public Offering proceeds	—	(2,377,450)	—
Proceeds from private placement	5,528,702	18,000,000	—
Direct costs disbursed from private placement proceeds	—	(960,000)	—
Proceeds from related party loans	—	859,483	—
Repayment of related party loans	(1,980,145)	—	—
Net cash provided by financing activities	3,548,557	38,522,033	—

CHANGES IN CASH	7,994	8,105	—

CASH, beginning of year	8,105	—	—

CASH, end of year	$16,099	$8,105	—
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs	—	$385,193	$34,650
Payment of professional fees funded by related party loans	—	$—	$351,121
Deferred offering costs funded by a related party through related party loans	—	$102,153	$8,142
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	—	$975,000	—